Prepayments and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments And Other Receivables
Prepayments	€ 585	€ 2,010
Trade receivables	1,473
VAT recoverable	1,387	3,669
Grant receivable	803	803
Other receivables	671	1,760
Prepayments and other receivables	€ 4,919	€ 8,242